Revenue Recognition - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Contract Liabilities	$ 6,842	$ 8,342
Performance obligation amount	$ 7,500	19,600
Revenue, performance obligation, description of timing	21 of the Company’s 38 operated vessels, were subject to time charters, twelve of which will expire within one year, five of which will expire within three years and four which will expire within nine years.
Accounting Standards Update 2014-09 [Member]
Effect of changes in accounting principle on shareholders' equity	$ 3,400
Contract Assets	1,500	4,000
Contract Liabilities	1,800	1,700
Cargo Commences [Member]
Contract Costs Incurred In Advance	$ 600	$ 1,500